Fair value estimates (Details) - At fair value [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 112,160	$ 102,124
Financial liabilities, at fair value	129,454	137,525
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	37,134	46,122
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	92,320	91,403
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	107,067	96,475
Financial liabilities, at fair value	129,454	137,525
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	37,134	46,122
Level 2 of fair value hierarchy [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	92,320	91,403
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,093	5,649
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,282	7,893
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,282	7,893
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	101,785	88,582
Trade receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	101,785	88,582
Investment In Equity Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,093	5,649
Investment In Equity Instruments [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 5,093	$ 5,649